EQUITY (Details) $ / shares in Units, $ in Thousands, $ in Millions									3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2025 shares	Dec. 09, 2024 USD ($) shares	Aug. 09, 2024 shares	Jul. 18, 2024 USD ($)	Apr. 12, 2024 CAD ($) $ / shares shares	May 19, 2023	May 10, 2022	Nov. 12, 2020 USD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2025 shares	Jun. 30, 2024 shares	May 26, 2023 shares	May 16, 2022 shares	Dec. 31, 2021 shares	Nov. 12, 2020 $ / shares shares
Class of Stock [Line Items]
Distributions | $									$ 9,580	$ 39,881	$ 55,258
Galaxy Digital Holdings, LP
Class of Stock [Line Items]
Gain / (loss) recognized in warrants | $												$ 0	$ 0	$ 20,322
Units redeemed amount | $														7,961
Distributions | $												$ 55,258	$ 22,405	$ 184,275
Class A Unit Capital | Capital Units
Class of Stock [Line Items]
Issuance of class A units, net of issuance cost (in shares)									892,958	5,533,779	17,882,070
Cancellation of class A units (in shares)									167,371	2,208,707	1,496,901
Units outstanding (in shares)									125,765,858	0	125,765,858	127,577,780	109,299,332		0	125,040,271
Units exchanged (in shares)									0		81,357
Distributions | $									$ 3,557	$ 15,017	$ 19,526
Class A Unit Capital | Galaxy Digital Holdings, LP
Class of Stock [Line Items]
Issuance of class A units, net of issuance cost (in shares)												20,110,850	8,709,592	14,131,494
Equity consideration | $		$ 8,300		$ 3,500
Number of shares issued in acquisitions (in shares)	76,573	427,723	359,919
Units outstanding (in shares)												127,577,780	109,299,332	104,811,539			10,056,193	10,596,720
Percentage of public float						10.00%	10.00%
Number of shares repurchased (in shares)												0	1,248,900	10,596,720
Shares repurchased cost | $													$ 4,300	$ 53,300
Class A Unit Capital | Galaxy Digital Holdings, LP | Capital Units
Class of Stock [Line Items]
Issuance of class A units, net of issuance cost (in shares)												20,029,493	8,679,471	4,075,585
Cancellation of class A units (in shares)												1,832,402	4,221,799	10,870,449
Units outstanding (in shares)												127,577,780	109,299,332	104,811,539					101,550,494
Units exchanged (in shares)												81,357	30,121	10,055,909
Distributions | $												$ 19,526	$ 7,301	$ 58,827
Class A Unit Capital | Private Placement | Galaxy Digital Holdings, LP
Class of Stock [Line Items]
Gross proceeds | $								$ 50,000
Number of shares issued in transaction (in shares)								19,070,000
Number of warrant issued in transaction (in shares)																				4,767,500
Exercise price (in dollars per share) | $ / shares																				$ 8.25
Class A Unit Capital | Underwriters | Galaxy Digital Holdings, LP
Class of Stock [Line Items]
Gross proceeds | $					$ 169.4
Issuance of class A units, net of issuance cost (in shares)					12,100,000
Share price (in dollars per share) | $ / shares					$ 14.00
Class B Unit Capital | Capital Units
Class of Stock [Line Items]
Units outstanding (in shares)									215,847,117	0	215,847,117	215,862,343	215,928,474		0	215,847,117
Units exchanged (in shares)									0		(81,357)
Distributions | $									$ 6,023	$ 24,864	$ 35,732
Class B Unit Capital | Galaxy Digital Holdings, LP
Class of Stock [Line Items]
Units outstanding (in shares)												215,862,343	215,928,474	215,943,369
Units exchanged (in shares)												81,357	30,121	10,055,909
Units redeemed (in shares)												0	0	2,671,350
Units redeemed amount | $														$ 8,000
Class B Unit Capital | Galaxy Digital Holdings, LP | Capital Units
Class of Stock [Line Items]
Units outstanding (in shares)												215,862,343	215,928,474	215,943,369					228,110,373
Units exchanged (in shares)												81,357	30,121	10,055,909
Units redeemed (in shares)														2,671,350
Units redeemed amount | $														$ 7,961
Distributions | $												$ 35,732	$ 15,104	$ 125,448